Stock Options Oustanding and Exercisable (Details)	3 Months Ended
Mar. 31, 2023 USD ($) $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
[custom:OutstandingOptionsNumber99To128-0] | shares	360,000
[custom:OutstandingOptionsAggregateIntrinsicValue99To128-0] | $	$ 67,550
[custom:OutstandingOptionsWeightedAverageRemainingContractualTermYears99To128]	9 years 7 months 2 days
[custom:ExercisableOptionsNumber99To128-0] | shares	360,000
[custom:ExercisableOptionsWeightedAverageExercisePrice99To128-0]	$ 1.07
[custom:ExercisableOptionsAggregateIntrinsicValue99To128-0] | $	$ 67,550
[custom:ExercisableOptionsWeightedAverageRemainingContractualTermYears99To128]	9 years 7 months 2 days
[custom:OutstandingOptionsNumber160To160-0] | shares	2,983,750
[custom:OutstandingOptionsAggregateIntrinsicValue160To160-0] | $	$ 0
[custom:OutstandingOptionsWeightedAverageRemainingContractualTermYears160To160]	8 years 6 months 3 days
[custom:ExercisableOptionsNumber160To160-0] | shares	2,983,750
[custom:ExercisableOptionsWeightedAverageExercisePrice160To160-0]	$ 1.60
[custom:ExercisableOptionsAggregateIntrinsicValue160To160-0] | $	$ 0
[custom:ExercisableOptionsWeightedAverageRemainingContractualTermYears160To160]	8 years 6 months 3 days
[custom:OutstandingOptionsNumber161To193-0] | shares	435,000
[custom:OutstandingOptionsAggregateIntrinsicValue161To193-0] | $	$ 0
[custom:OutstandingOptionsWeightedAverageRemainingContractualTermYears161To193]	6 years 6 months 10 days
[custom:ExercisableOptionsNumber161To193-0] | shares	435,000
[custom:ExercisableOptionsWeightedAverageExercisePrice177-0]	$ 1.77
[custom:ExercisableOptionsWeightedAverageExercisePrice161To193-0]	$ 0
[custom:ExercisableOptionsWeightedAverageRemainingContractualTermYears161To193]	6 years 6 months 10 days
[custom:OutstandingOptionsNumber239-0] | shares	3,369,643
[custom:OutstandingOptionsAggregateIntrinsicValue239-0] | $	$ 0
[custom:OutstandingOptionsWeightedAverageRemainingContractualTermYears239]	3 years 10 months 17 days
[custom:ExercisableOptionsNumber239-0] | shares	3,369,643
[custom:ExercisableOptionsWeightedAverageExercisePrice239-0]	$ 2.39
[custom:ExercisableOptionsAggregateIntrinsicValue239-0] | $	$ 0
[custom:ExercisableOptionsWeightedAverageRemainingContractualTermYears239]	3 years 10 months 17 days
[custom:OutstandingOptionsNumber315To326-0] | shares	430,000
[custom:OutstandingOptionsAggregateIntrinsicValue315To326-0] | $	$ 0
[custom:OutstandingOptionsWeightedAverageRemainingContractualTermYears315To326]	1 year 8 months 15 days
[custom:ExercisableOptionsNumber315To326-0] | shares	430,000
[custom:ExercisableOptionsWeightedAverageExercisePrice315To326-0]	$ 3.21
[custom:ExercisableOptionsAggregateIntrinsicValue315To326-0] | $	$ 0
[custom:ExercisableOptionsWeightedAverageRemainingContractualTermYears315To326]	1 year 8 months 15 days
Outstanding Options Number Total | shares	7,578,393
Outstanding Options Aggregate Intrinsic Value Total | $	$ 67,550
Outstanding Options Weighted Average Remaining Contractual Term Years Total	6 years
Exercisable Options Number Total | shares	7,578,393
Exercisable Options Weighted Average Exercise Price Total	$ 2.03
Exercisable Options Aggregate Intrinsic Value Total | $	$ 67,550
Exercisable Options Weighted Average Remaining Contractual Term Years Total	6 years
Range 99to 128 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	$ 1.07
Range 160to 160 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	1.60
Range 161to 193 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	1.77
Range 239 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	2.39
Range 315to 326 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	3.21
Range 99to 326 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	2.03
Minimum [Member] | Range 99to 128 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	0.99
Minimum [Member] | Range 160to 160 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	1.60
Minimum [Member] | Range 161to 193 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	1.61
Minimum [Member] | Range 315to 326 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	3.15
Minimum [Member] | Range 99to 326 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	0.99
Maximum [Member] | Range 99to 128 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	1.28
Maximum [Member] | Range 161to 193 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	1.93
Maximum [Member] | Range 315to 326 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	3.26
Maximum [Member] | Range 161to 326 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	$ 3.26